Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,347,817.92

Principal:
Principal Collections	$17,257,786.12
Prepayments in Full	$8,011,103.93
Liquidation Proceeds	$345,943.23
Recoveries	$34,795.81
Sub Total	$25,649,629.09
Collections	$26,997,447.01

Purchase Amounts:
Purchase Amounts Related to Principal	$290,851.81
Purchase Amounts Related to Interest	$1,243.78
Sub Total	$292,095.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,289,542.60

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,289,542.60
Servicing Fee	$418,602.73	$418,602.73	$0.00	$0.00	$26,870,939.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,870,939.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,870,939.87
Interest - Class A-3 Notes	$228,369.82	$228,369.82	$0.00	$0.00	$26,642,570.05
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$26,505,407.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,505,407.05
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$26,427,674.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,427,674.13
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$26,370,848.13
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,370,848.13
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$26,298,500.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,298,500.21
Regular Principal Payment	$24,716,718.92	$24,716,718.92	$0.00	$0.00	$1,581,781.29
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,581,781.29
Residual Released to Depositor	$0.00	$1,581,781.29	$0.00	$0.00	$0.00
Total		$27,289,542.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,716,718.92
Total					$24,716,718.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,716,718.92	$49.00	$228,369.82	$0.45	$24,945,088.74	$49.45
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$24,716,718.92	$15.35	$572,439.66	$0.36	$25,289,158.58	$15.71

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$258,531,870.83	0.5125533	$233,815,151.91	0.4635511
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$474,531,870.83	0.2947586	$449,815,151.91	0.2794056

Pool Information
Weighted Average APR	3.312%	3.309%
Weighted Average Remaining Term	33.22	32.42
Number of Receivables Outstanding	37,501	36,539
Pool Balance	$502,323,272.71	$475,956,439.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$474,531,870.83	$449,815,151.91
Pool Factor	0.3001516	0.2843967

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$26,141,287.48
Targeted Overcollateralization Amount	$26,141,287.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,141,287.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		113	$461,124.34
(Recoveries)		101	$34,795.81
Net Loss for Current Collection Period			$426,328.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0185%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5462%
Second Prior Collection Period			1.0395%
Prior Collection Period			0.9441%
Current Collection Period			1.0459%
Four Month Average (Current and Prior Three Collection Periods)			0.8939%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,221	$10,541,359.62
(Cumulative Recoveries)			$1,134,449.59
Cumulative Net Loss for All Collection Periods			$9,406,910.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5621%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,497.36
Average Net Loss for Receivables that have experienced a Realized Loss			$2,228.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	449	$7,708,392.33
61-90 Days Delinquent	0.20%	47	$935,770.21
91-120 Days Delinquent	0.09%	24	$410,072.18
Over 120 Days Delinquent	0.16%	40	$769,022.24
Total Delinquent Receivables	2.06%	560	$9,823,256.96

Repossession Inventory:
Repossessed in the Current Collection Period		19	$339,985.49
Total Repossessed Inventory		34	$643,796.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2750%
Prior Collection Period			0.3333%
Current Collection Period			0.3038%
Three Month Average			0.3040%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer